CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Trade sales, services and fees, net	$ 2,173	$ 2,212	$ 1,938
Cost of goods sold	2,088	2,020	1,778
Operating expenses:
Selling, general and administrative	146	155	156
Restructuring, impairment and plant closing and transition costs	142	68	58
Other operating (income) expense, net	(54)	27	14
Total operating expenses	234	250	228
Operating Loss	(149)	(58)	(68)
Interest expense	(76)	(71)	(64)
Interest income	15	12	12
Other income, net	92	12	27
Loss before income taxes	(118)	(105)	(93)
Income tax (expense) benefit	(63)	31	(12)
Net loss	(181)	(74)	(105)
Net income attributable to noncontrolling interests	(7)	(3)	(7)
Net loss attributable to Venator	$ (188)	$ (77)	$ (112)
Per Share Data:
Loss attributable to Venator Materials PLC ordinary shareholders, basic (USD per share)	$ (1.74)	$ (0.72)	$ (1.05)
Loss attributable to Venator Materials PLC ordinary shareholders, diluted (USD per share)	$ (1.74)	$ (0.72)	$ (1.05)